Segment Reporting - Schedule of Operations for the Reportable Segment (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Segment Reporting [Line Items]
Share-based compensation expenses		$ 72	$ 184
Inventory write-down		264
Other expenses		7	206
CODM [Member]
Segment Reporting [Line Items]
Depreciation and amortization expenses		167	481
Share-based compensation expenses		72	184
Inventory write-down		264
Other operating expenses	[1]	1,918	1,347
Total operating loss		3,324	3,445
Loss (gain) from marketable securities		(3)	36
Interest income			(13)
Other financial expenses (income), net		(35)	170
Other expenses		7	206
Loss for the year		3,293	3,844
Research and development [Member] | CODM [Member]
Segment Reporting [Line Items]
Payroll and Employee benefits		349	779
Marketing [Member] | CODM [Member]
Segment Reporting [Line Items]
Payroll and Employee benefits		220	262
General and administrative [Member] | CODM [Member]
Segment Reporting [Line Items]
Payroll and Employee benefits		$ 334	$ 392

[1]	Other operating expenses include materials, directors and officers insurance, public relations and advertising, consulting and professional services, corporate costs and facility costs.